     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
          MAY 13, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2005.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005
                Check here if Amendment [X]; Amendment Number: 1
                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Stark Onshore Management, LLC
Address: 3600 South Lake Drive
         St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Colin M. Lancaster
Title:   General Counsel
Phone:   (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster       St. Francis, Wisconsin        August 16, 2005
-------------------------   ------------------------   -------------------------
      (Signature)                (City, State)                  (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   3

Form 13F Information Table Value Total:   $4,354 (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------
    Column 1      Column 2   Column 3  Column 4       Column 5           Column 6   Column 7       Column 8
----------------------------------------------------------------------------------------------------------------
                                                                                               Voting Authority
                  Title of               Value    Shrs or   SH/  Put/  Investment    Other   ------------------
                   Class     CUSIP     (X$1000)   Prn Amt   PRN  Call  Discretion  Managers  Sole  Shared  None
----------------------------------------------------------------------------------------------------------------
CREO US STOCK     Common    225606102       $0           0   SH            Sole               X
GOLD FIELDS LTD
 NEW SPONS        Common    38059T106     $801      73,277   SH            Sole               X
HARMONY GOLD
 MINING COMPANY   Common    413216300       $0           0   SH            Sole               X
PRIME GROUP
 REALTY TRUST     Common    74158J103       $0          0    SH            Sole               X
SYMANTEC CORP     Common    871503108   $1,374      62,500   SH            Sole               X
SYMANTEC CORP     Common    871503108   $2,179      99,150   SH            Sole               X
SYMANTEC CORP     Option    871503908       $0           0       Call      Sole               X
TOYS R US INC     Common    892335100       $0           0   SH            Sole               X
UNITED DEFENSE
 INDUSTRIES       Common    9101B104        $0           0   SH            Sole               X